Expense Example, No Redemption - 1290 Retirement 2040 Fund	Mar. 01, 2021 USD ($)
Class A Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 637
Expense Example, No Redemption, 3 Years	1,475
Expense Example, No Redemption, 5 Years	2,327
Expense Example, No Redemption, 10 Years	4,514
Class T Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	340
Expense Example, No Redemption, 3 Years	1,205
Expense Example, No Redemption, 5 Years	2,084
Expense Example, No Redemption, 10 Years	4,340
Class I Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	906
Expense Example, No Redemption, 5 Years	1,762
Expense Example, No Redemption, 10 Years	3,980
Class R Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	1,053
Expense Example, No Redemption, 5 Years	1,998
Expense Example, No Redemption, 10 Years	$ 4,404